SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

     John P. Rhodes (see biography below) joins the Credit Suisse Small/Mid-Cap Growth Team, which is responsible for the day-to-day management of the portfolio. The current members of the team are Roger M. Harris, Robert S. Janis and Sammy Oh.

  Team Member Biography

     JOHN P. RHODES, CFA, Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small/mid-capitalization U.S. equity portfolios. Mr. Rhodes has been a member of the Credit Suisse Small/Mid-Cap Growth Team since January 2004. He joined Warburg Pincus Asset Management (Warburg Pincus) in 1996 and came to Credit Suisse Asset Management, LLC in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and client advisor at Bankers Trust Company, and an Assistant Vice President with the pension investment strategy group at Equitable Capital Management. Mr. Rhodes holds a B.S. in industrial management from Georgia Institute of Technology.

The biographies of the other team members are in the Prospectus.

Dated: February 27, 2004                                        TRSCG-16-0204
                                                                2004-03

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

               CREDIT SUISSE TRUST - STRATEGIC SMALL CAP PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

     John P. Rhodes (see biography below) joins the Credit Suisse Strategic Small Cap Team, which is responsible for the day-to-day management of the portfolio. The current members of the team are Roger M. Harris, Robert S. Janis and Sammy Oh.

  Team Member Biography

     JOHN P. RHODES, CFA, Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small/mid-capitalization U.S. equity portfolios. Mr. Rhodes has been a member of the Credit Suisse Strategic Small Cap Team since January 2004. He joined Warburg Pincus Asset Management (Warburg Pincus) in 1996 and came to Credit Suisse Asset Management, LLC in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and client advisor at Bankers Trust Company, and an Assistant Vice President with the pension investment strategy group at Equitable Capital Management. Mr. Rhodes holds a B.S. in industrial management from Georgia Institute of Technology.

The biographies of the other team members are in the Prospectus.

Dated: February 27, 2004                                         TRSSC-16-0204
                                                                 2004-04

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

           CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

     John P. Rhodes (see biography below) joins the Credit Suisse Global Post-Venture Capital Team, which is responsible for the day-to-day management of the portfolio. The current members of the team are Robert S. Janis, Calvin E. Chung and Greg Norton-Kidd.

  Team Member Biography

     JOHN P. RHODES, CFA, Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small/mid-capitalization U.S. equity portfolios. Mr. Rhodes has been a member of the Credit Suisse Global Post-Venture Capital Team since January 2004. He joined Warburg Pincus Asset Management (Warburg Pincus) in 1996 and came to Credit Suisse Asset Management, LLC in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and client advisor at Bankers Trust Company, and an Assistant Vice President with the pension investment strategy group at Equitable Capital Management. Mr. Rhodes holds a B.S. in industrial management from Georgia Institute of Technology.

The biographies of the other team members are in the Prospectus.

Dated: February 27, 2004                                        TRGPV-16-0204
                                                                2004-05

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

NAME CHANGE AND CHANGE IN INVESTMENT POLICIES

     Effective May 1, 2004, the Credit Suisse Trust--Emerging Growth Portfolio (the "Portfolio") will change its current 80% investment policy to a policy of investing at least 80% of its net assets, under normal market conditions, in equity securities of "mid-cap" companies. At the same time, the Portfolio will change its name to "Credit Suisse Trust--Mid-Cap Growth Portfolio."

     The Portfolio will consider a "mid-cap" company to be one whose size is within the range of companies included in the Russell MidCap(R) Growth Index.1 At December 31, 2003, the companies in the Russell MidCap(R) Growth Index ranged in size from approximately $695 million to $17 billion.

     The Portfolio will not be required to sell a mid-cap company if the company falls outside the mid-cap range after the Portfolio has purchased its securities. Such a company will continue to be considered a mid-cap company for purposes of the 80% policy. In addition, the Portfolio will be able to invest in companies of any size once the 80% policy is met. As a result, the average size of the companies held by the Portfolio may sometimes be larger than the largest company in the Russell MidCap(R) Growth Index or smaller than the smallest company in the Index.

     Until May 1, 2004, the Portfolio will have a stated policy of investing at least 80% of its net assets in "emerging-growth" companies. The Portfolio considers emerging growth companies to be small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. After May 1, 2004, the Portfolio may continue to invest in emerging growth companies to the extent consistent with its new 80% investment policy.

CHANGE IN PORTFOLIO MANAGER

     John P. Rhodes (see biography below) joins the Credit Suisse Small/Mid-Cap Growth Team, which is responsible for the day-to-day management of the Portfolio. The current members of the team are Roger M. Harris, Robert S. Janis and Sammy Oh.




1 The Russell MidCap(R) Index includes the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Russell MidCap(R) Growth Index includes those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values.

  Team Member Biography

     JOHN P. RHODES, CFA, Director, is a portfolio manager and analyst specializing in post-venture capital, distribution management and small/mid-capitalization U.S. equity portfolios. Mr. Rhodes has been a member of the Credit Suisse Small/Mid-Cap Growth Team since January 2004. He joined Warburg Pincus Asset Management (Warburg Pincus) in 1996 and came to Credit Suisse Asset Management, LLC in 1999 when Credit Suisse acquired Warburg Pincus. Previously, he was a Vice President and client advisor at Bankers Trust Company, and an Assistant Vice President with the pension investment strategy group at Equitable Capital Management. Mr. Rhodes holds a B.S. in industrial management from Georgia Institute of Technology.

The biographies of the other team members are in the Prospectus.

Dated: February 27, 2004                                        TREMG-16-0204
                                                                2004-06